Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 355,972	$ 303,582	$ 309,310
Securitization and structured entities' liabilities	25,759	$ 26,336	27,068
Financial liabilities at fair value through profit or loss, category [member]
Fair value of financial instruments on balance sheet [line items]
Structured Note Liabilities	33,121		26,305
Metal Deposits	165		218
Securitization and structured entities' liabilities	1,698		1,252
Structured deposits	555		536
Financial assets at fair value through profit or loss [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	5,992		5,496
Residential mortgages loans	977		176
Financial assets at fair value through other comprehensive income [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 61		$ 60